Note 18 - Derivative Instruments	12 Months Ended
Oct. 31, 2023
Statement Line Items [Line Items]
Disclosure of financial assets [text block]
5.	Securities:

As at October 31, 2023, the Bank held securities totalling $167.9 million (2022 - $141.6 million), comprised of a Government of Canada Treasury Bill and a series of Government of Canada Bonds.  The Government of Canada Treasury Bill was purchased for $134.8 million with a face value totaling $135.0 million, resulting in a weighted average yield of 4.93% on the instrument, and maturing on November 9, 2023. The series of Government of Canada Bonds were purchased for $32.9 million with a face value of $33.0 million, resulting in a yield of 3.87% of which $30.0 million matures on November 1, 2023 and $2.9 million matures on May 1, 2025.

Derivatives [member]
Statement Line Items [Line Items]
Disclosure of financial assets [text block]
18.	Derivative instruments:

At October 31, 2023, the Bank had an outstanding contract established for asset liability management purposes to swap between fixed and floating interest rates with a notional amount totaling $20.8 million ( October 31, 2022 - $nil), of which $20.8 million ( October 31, 2022 - $nil) qualified for hedge accounting. The Bank enters into interest rate swap contracts for its own account exclusively and does not act as an intermediary in this market. The maturity date of the amortizing interest rate swap is March 1, 2034. At October 31, 2023, fair value of $1.5 million ( October 31, 2022 - $nil) relating to this contract was included in other assets and the offsetting amount included in the carrying values of the assets to which they relate. Approved counterparties are limited to major Canadian chartered banks. The carrying amount of the hedged item recognized in the loans was $19.8 million. The accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item is $955,000.